Operating Leases (Tables)	12 Months Ended
Sep. 30, 2015
Leases [Abstract]
Future minimum annual operating lease payments
Fiscal Year	Total
2016	476
2017	295
2018	299
2019	303
2020	307
Thereafter	812
Total minimum lease payments	$2,492